22. Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Taxes payable [absract]
PIS and COFINS	R$ 39,133	R$ 43,237
Installment payments - PRT and PERT	2,117	23,858
Withholding income tax on salaries	54,649	34,883
ICMS	424	46,952
IRPJ and CSLL payable	9,496	8,991
Other	10,788	8,440
Total	116,607	166,361
Current	116,523	111,702
Non-current	R$ 84	R$ 54,659